PENSION PLAN - Movement in Plan (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Registered Plans
Disclosure of net defined benefit liability (asset) [line items]
Current service costs	$ 24	$ 28
Return on plan assets	9	6
Interest expense (income)	8	8
Registered Plans | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	257	278
Benefits paid by the plan	(19)	(28)
Current service costs	23	27
Interest expense (income)	8	7
Actuarial gains in other comprehensive income	(62)	(27)
Net defined benefit liability (asset), ending balance	207	257
Registered Plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	(268)	(252)
Contributions paid into the plan	15	23
Benefits paid by the plan	(19)	(28)
Return on plan assets	(49)	15
Interest expense (income)	(9)	(6)
Net defined benefit liability (asset), ending balance	(224)	(268)
Supplemental Plan | Present value of defined benefit obligation
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset), beginning balance	17	18
Benefits paid by the plan	(1)	(1)
Current service costs	1	1
Interest expense (income)	0	1
Actuarial gains in other comprehensive income	(6)	(2)
Net defined benefit liability (asset), ending balance	$ 11	$ 17